CHARGES (ASSETS PLEDGED)	12 Months Ended
Dec. 31, 2012
CHARGES (ASSETS PLEDGED) [Abstract]
CHARGES (ASSETS PLEDGED)
NOTE 11:-	CHARGES (ASSETS PLEDGED)

a.	As collateral for certain liabilities of the Company to banks and others, fixed charges have been recorded on certain equipment of the Company.

b.
In August 2012, the Company secured a line of credit of $ 1,000 from an Israeli bank. In order to secure its obligations to the bank, the Company pledged and granted the bank a first priority floating charge on all of its assets and a fixed charge on certain other assets (namely, rights for unpaid shares, securities and deposits deposited with the bank from time to time, and rights for property insurance).